Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2016 and 2015:

		2016		2015
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.61	$373,609	$(233,406)	$338,175	$(205,880)
Developed technology	10.64	708,825	(469,312)	693,294	(409,374)
Customer base, trademarks, and non-compete agreements	10.71	422,797	(245,354)	432,036	(211,830)
	10.65	$1,505,231	$(948,072)	$1,463,505	$(827,084)
Unamortized Intangible Assets:
Goodwill		$1,925,518		$1,875,698

Schedule of Intangible Assets and Goodwill
The changes in intangible assets for the years ended December 31, 2016 and 2015 are as follows:

(in thousands)	Intangibles	Goodwill
BALANCE AT DECEMBER 31, 2014	$726,914	$1,887,963
Additions	45,575	—
Purchase adjustments	(8,200)	1,656
Acquisitions	31,412	37,084
Amortization	(131,953)	—
Impairment losses	(205)	—
Foreign currency translation adjustments	(27,122)	(51,005)
BALANCE AT DECEMBER 31, 2015	$636,421	$1,875,698
Additions	70,937	76,807
Purchase adjustments	(321)	316
Acquisitions	23,700	—
Amortization	(137,949)	—
Disposals	(29)	(2,650)
Impairment losses	(21,423)	—
Foreign currency translation adjustments	(14,177)	(24,653)
BALANCE AT DECEMBER 31, 2016	$557,159	$1,925,518

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2017	$128,561
2018	$106,175
2019	$84,389
2020	$59,125
2021	$50,845